CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Cash from operations	$ 966,874		$ 788,073		$ 656,699
Income taxes paid	(51,245)		(29,147)		(14,540)
Payment for rent	(7,983)		(8,506)		(6,838)
Payment for tower and tower equipment decommissioning	(343)		(231)		(65)
Net cash generated from operating activities	907,303		750,189		635,256
Cash flow from investing activities
Purchase of property, plant and equipment	(378,521)		(238,145)		(94,800)
Payment in advance for property, plant and equipment	(165,154)		(159,276)		(131,935)
Purchase of software and licenses	(15,695)		(5,054)		(2,464)
Consideration paid on business combinations, net of cash acquired	(735,740)		(401,039)		(542,905)
Proceeds from disposal of property, plant and equipment	1,826		4,742		2,227
Insurance claims received	2,100		16,672		6,264
Interest income received	15,170		7,798		5,101
Deposit of short term deposits	(512,105)		(103,647)
Refund of short term deposits	270,831
Net cash used in investing activities	(1,517,288)		(877,949)		(758,512)
Cash flows from financing activities
Capital raised			378,000
Transactions with non-controlling interest	11
Cost of capital raised			(28,154)
Bank loans and bond proceeds received (net of transaction costs)	1,263,272		1,076,063		232,219
Bank loans and bonds repaid	(506,504)		(653,504)		(99,903)
Fees on loans and derivative instruments	(19,911)		(20,426)		(9,403)
Interest paid	(234,567)		(168,285)		(167,938)
Costs paid on early loan settlement			(18,171)
Payment for the principal of lease liabilities	(76,629)		(63,324)		(39,153)
Interest paid for lease liabilities	(36,178)		(32,923)		(19,239)
Initial margin received on foreign exchange swaps/non-deliverable forwards	12,854		36,714		5,066
Initial margin deposited on non-deliverable forwards			(19,436)		(33,846)
Premium paid on interest rate cap instrument	(910)
(Losses settled)/profits received on non-deliverable forwards	(3,197)		37,711		4,061
Net cash generated from/(used in) financing activities	398,241		524,265		(128,136)
Net (decrease)/increase in cash and cash equivalents	(211,744)		396,505		(251,392)
Cash and cash equivalents at beginning of year	916,488	[1]	585,416		898,802
Effect of movements in exchange rates on cash	(190,666)		(65,433)		(61,994)
Cash and cash equivalents at end of year	$ 514,078		$ 916,488	[1]	$ 585,416

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).